NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	Communications - 1.8%
2,096	Cogent Communications Holdings, Inc.	$80,382
2,046	EchoStar Corporation, Class A(a)	156,232
2,488	Iridium Communications, Inc.	43,440
3,326	Warner Music Group Corporation	113,284
1,761	Yelp, Inc.(a)	54,943
		448,281
	Consumer Discretionary - 13.1%
1,598	Adtalem Global Education, Inc.(a)	246,811
2,056	Armstrong World Industries, Inc.	402,996
1,953	Brinker International, Inc.(a)	247,406
399	Cavco Industries, Inc.(a)	231,710
4,540	Cinemark Holdings, Inc.	127,211
2,661	Etsy, Inc.(a)	176,664
1,273	Grand Canyon Education, Inc.(a)	279,449
291	Group 1 Automotive, Inc.	127,316
708	M/I Homes, Inc.(a)	102,264
785	Madison Square Garden Sports(a)	178,195
1,825	Shake Shack, Inc., Class A(a)	170,838
2,719	Skyline Champion Corporation(a)	207,650
2,489	Steven Madden Ltd.	83,332
1,923	Stride, Inc.(a)	286,412
3,201	Travel + Leisure Company	190,427
2,281	TRI Pointe Homes, Inc.(a)	77,486
1,191	Urban Outfitters, Inc.(a)	85,073
1,815	YETI Holdings, Inc.(a)	60,222
		3,281,462
	Consumer Staples - 2.4%
1,866	Cal-Maine Foods, Inc.	175,591
2,566	e.l.f. Beauty, Inc.(a)	339,943
879	Inter Parfums, Inc.	86,476
		602,010
	Energy - 4.1%
7,831	Antero Midstream Corporation	152,234
8,175	Archrock, Inc.	215,085

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Energy - 4.1% (Continued)
4,050	Liberty Energy, Inc., Class A	$49,977
5,441	Magnolia Oil & Gas Corporation, Class A	129,877
4,505	Northern Oil & Gas, Inc.	111,724
4,516	Oceaneering International, Inc.(a)	111,906
2,154	Tidewater, Inc.(a)	114,873
2,978	Valaris Limited(a)	145,237
		1,030,913
	Financials - 12.8%
1,027	Assured Guaranty Ltd.	86,936
2,558	Axos Financial, Inc.(a)	216,535
973	BancFirst Corporation	123,036
2,328	Bancorp, Inc. (The)(a)	174,344
9,890	BCG Group, Inc-A, Class A(a)	93,559
1,299	Cohen & Steers, Inc.	85,227
3,400	Commerce Bancshares, Inc.	203,184
2,195	Cullen/Frost Bankers, Inc.	278,260
1,166	Enova International, Inc.(a)	134,195
4,765	First BanCorporation	105,068
1,178	FirstCash Holdings, Inc.	186,619
1,263	Goosehead Insurance, Inc., Class A(a)	93,992
5,170	MGIC Investment Corporation	146,673
1,803	Moelis & Company, Class A	128,590
3,549	NMI Holdings, Inc., Class A(a)	136,069
1,252	Palomar Holdings, Inc.(a)	146,171
784	Piper Sandler Cos	272,040
1,125	Pjt Partners, Inc., Class A	199,946
2,735	Radian Group, Inc.	99,062
3,527	Virtu Financial, Inc., Class A	125,209
2,384	Voya Financial, Inc.	178,323
		3,213,038
	Health Care - 11.2%
12,515	ADMA Biologics, Inc.(a)	183,470
2,512	Bruker Corporation	81,615
4,453	Corcept Therapeutics, Inc.(a)	370,088

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Health Care - 11.2% (Continued)
2,480	Glaukos Corporation(a)	$202,244
1,435	Inspire Medical Systems, Inc.(a)	106,477
1,670	Integer Holdings Corporation(a)	172,561
2,171	Masimo Corporation(a)	320,332
2,819	Merit Medical Systems, Inc.(a)	234,625
5,203	Mural Oncology PLC(a)	156,090
3,197	RadNet, Inc.(a)	243,643
19,436	roivant sciences ltd.(a)	294,067
7,021	TG Therapeutics, Inc.(a)	253,634
1,796	TransMedics Group, Inc.(a)	201,511
		2,820,357
	Industrials - 22.1%
837	Advanced Energy Industries, Inc.	142,407
1,302	Aerovironment, Inc.(a)	409,987
1,476	Alarm.com Holdings, Inc.(a)	78,346
6,240	Alaska Air Group, Inc.(a)	310,626
1,399	Badger Meter, Inc.	249,833
3,273	Cactus, Inc., Class A	129,185
861	CSW Industrials, Inc.	209,008
1,343	Dycom Industries, Inc.(a)	391,834
1,214	ESCO Technologies, Inc.	256,288
2,800	Federal Signal Corporation	333,172
4,362	Flowserve Corporation	231,797
3,375	Frontdoor, Inc.(a)	227,104
2,039	Granite Construction, Inc.	223,576
1,132	Installed Building Products, Inc.	279,219
1,001	Matson, Inc.	98,689
1,358	Moog, Inc., Class A	282,016
1,083	Novanta, Inc.(a)	108,462
2,259	Parsons Corporation Com(a)	187,316
1,996	SkyWest, Inc.(a)	200,838
2,264	SPX Technologies, Inc.(a)	422,871
1,258	Sterling Infrastructure, Inc.(a)	427,317

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Industrials - 22.1% (Continued)
6,811	Zurn Elkay Water Solutions Corporation	$320,321
		5,520,212
	Information Technology - 0.4%
942	Axcelis Technologies, Inc.(a)	91,977

	Materials - 7.3%
6,631	ATI, Inc.(a)	539,365
1,592	Balchem Corporation	238,896
2,281	Carpenter Technology Corporation	560,076
3,032	Louisiana-Pacific Corporation	269,363
2,470	Warrior Met Coal, Inc.	157,191
380	WD-40 Company	75,088
		1,839,979
	Real Estate - 7.8%
2,084	Agree Realty Corporation	148,047
5,187	Apple Hospitality REIT, Inc.	62,296
7,756	Brixmor Property Group, Inc.	214,686
4,207	CareTrust REIT, Inc.	145,899
9,334	Essential Properties Realty Trust Incorporated	277,780
3,392	First Industrial Realty Trust, Inc.	174,586
8,094	Macerich Company (The)	147,311
6,708	Outfront Media, Inc.	122,891
2,845	Ryman Hospitality Properties, Inc.	254,884
2,346	SL Green Realty Corporation	140,314
3,623	Tanger Inc.	122,602
2,440	Terreno Realty Corporation	138,470
		1,949,766
	Technology - 14.9%
5,147	ACI Worldwide, Inc.(a)	271,607
7,026	Box, Inc., Class A(a)	226,729
1,526	Cirrus Logic, Inc.(a)	191,192
2,129	CommVault Systems, Inc.(a)	401,913
13,585	Dynatrace, Inc.(a)	658,194
1,256	Euronet Worldwide, Inc.(a)	110,289

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Technology - 14.9% (Continued)
7,991	ExlService Holdings, Inc.(a)	$351,844
4,239	HealthEquity, Inc.(a)	401,729
1,186	InterDigital, Inc.	409,443
18,641	MARA Holdings, Inc.(a)	340,385
1,306	MKS, Inc.	161,644
1,891	SPS Commerce, Inc.(a)	196,929
		3,721,898
	Utilities - 1.0%
904	American States Water Company	66,281
618	Chesapeake Utilities Corporation	83,239
1,124	Ormat Technologies, Inc.	108,185
		257,705

	TOTAL COMMON STOCKS (Cost $23,260,665)	24,777,598

	EXCHANGE-TRADED FUNDS — 0.9%
	Equity - 0.9%
274	iShares Russell 2000 Growth Index ETF	87,691
496	Vanguard Small-Cap Growth ETF	147,619
	TOTAL EXCHANGE-TRADED FUNDS (Cost $217,864)	235,310

	TOTAL INVESTMENTS - 99.8% (Cost $23,478,529)	$25,012,908
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	61,053
	NET ASSETS - 100.0%	$25,073,961

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.